Property And Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

The Company’s property and equipment, net consisted of the following (in thousands):

	As of
	December 31, 2023	September 30, 2024
Leasehold improvements	$7,566	$9,051
Capitalized software costs	4,172	5,115
Furniture and equipment	3,265	3,636
Construction in progress	583	171
Gross property and equipment	15,586	17,973
Less: Accumulated depreciation and amortization	(5,320)	(7,460)
Property and equipment, net	$10,266	$10,513

The Company’s property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2022	2023
Leasehold improvements	$5,787	$7,566
Capitalized software costs	5,173	4,172
Furniture and equipment	5,458	3,265
Construction in progress	16	583
Gross property and equipment	16,434	15,586
Less: Accumulated depreciation and amortization	(6,918)	(5,320)
Property and equipment, net	$9,516	$10,266